As filed with the Securities and Exchange Commission on May 5, 2016

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

VOYA INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road, Ste 100

Scottsdale, AZ 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on June 10, 2016, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV and Class S of VY® Invesco Growth and Income Portfolio

VY® Fidelity® vip equity-income portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-262-3862

June 22, 2016

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of VY® Fidelity® VIP Equity-Income Portfolio (“Equity-Income Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Equity-Income Portfolio. The Special Meeting is scheduled for 1:00 p.m., Local time, on August 9, 2016, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of Equity-Income Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Equity-Income Portfolio with and into VY® Invesco Growth and Income Portfolio (“Growth and Income Portfolio”) (together with Equity-Income Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of Equity-Income Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Growth and Income Portfolio instead of shares of Equity-Income Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term growth of capital and income.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than August 8, 2016.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY® Fidelity® vip equity-income portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-262-3862

Scheduled for August 9, 2016

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® Fidelity® VIP Equity-Income Portfolio (“Equity-Income Portfolio”) is scheduled for 1:00 p.m., Local time, on August 9, 2016 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Equity-Income Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Equity-Income Portfolio and VY® Invesco Growth and Income Portfolio (“Growth and Income Portfolio”), providing for the reorganization of Equity-Income Portfolio with and into Growth and Income Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Directors of Equity-Income Portfolio recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on May 20, 2016 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by August 8, 2016 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Equity-Income Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary

June 22, 2016

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PROXY STATEMENT/PROSPECTUS

June 22, 2016

Special Meeting of Shareholders

of VY® Fidelity® VIP Equity-Income Portfolio

Scheduled for August 9, 2016

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® Fidelity® VIP Equity-Income Portfolio (A series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 1-800-262-3862	VY® Invesco Growth and Income Portfolio (A series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 1-800-366-0066
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on August 9, 2016
This Proxy Statement/Prospectus and Notice of Special Meeting are available at:www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in VY® Fidelity® VIP Equity-Income Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about VY® Fidelity® VIP Equity-Income Portfolio (“Equity-Income Portfolio”) and VY® Invesco Growth and Income Portfolio (“Growth and Income Portfolio” and together with Equity-Income Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated June 22, 2016 relating to this Proxy Statement/Prospectus;

2.	The Prospectus and Statement of Additional Information dated May 1, 2016 for Equity-Income Portfolio; and

3.	The Prospectus and Statement of Additional Information dated May 1, 2016 for Growth and Income Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file numbers for the documents listed above as (2) and (3) are 333-32575 and 033-23512, respectively.

Introduction

What is happening?

On March 18, 2016, the Boards of Trustees/Directors of VY® Fidelity® VIP Equity-Income Portfolio (“Equity-Income Portfolio”) and VY® Invesco Growth and Income Portfolio (“Growth and Income Portfolio” and together with Equity-Income Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Equity-Income Portfolio with and into Growth and Income Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Equity-Income Portfolio, and if approved, is expected to be effective on August 26, 2016, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of Equity-Income Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Equity-Income Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of Equity-Income Portfolio shares are, in most cases, the true “shareholders” of Equity-Income Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Growth and Income Portfolio, this Proxy Statement also serves as a prospectus for Growth and Income Portfolio. Growth and Income Portfolio is an open-end management investment company, which seeks long-term growth of capital and income, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Equity-Income Portfolio as of the close of business on May 20, 2016 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., Local time, on August 8, 2016.

Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at (877) 283-0324. (See “General Information” for more information on the Proxy Solicitor.)

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on August 9, 2016, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Growth and Income Portfolio, please consult Appendix B and Growth and Income Portfolio’s prospectus dated May 1, 2016.

On March 18, 2016, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Equity-Income Portfolio to Growth and Income Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio;

•	the assumption by Growth and Income Portfolio of all the liabilities of Equity-Income Portfolio;

•	the distribution of shares of Growth and Income Portfolio to the shareholders of Equity-Income Portfolio; and

•	the complete liquidation of Equity-Income Portfolio.

If shareholders of Equity-Income Portfolio approve the Reorganization, each owner of Class ADV and Class S shares of Equity-Income Portfolio would become a shareholder of the corresponding share class of Growth and Income Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Equity-Income Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Equity-Income Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have different investment objectives. Equity-Income Portfolio invests all of its assets in Service Class 2 shares of Fidelity® VIP Equity-Income Portfolio (the “Master Fund”). The Master Fund is an actively managed fund which seeks reasonable income while also considering the potential for capital appreciation. The Master Fund’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index. Growth and Income Portfolio is an actively managed fund which seeks to provide you with long-term growth of capital and income.

•	The Portfolios have similar investment strategies as both Equity-Income Portfolio, through the Master Fund, and Growth and Income Portfolio invest primarily in income-producing equity securities.

•	Directed Services LLC (“DSL” or “Adviser”) serves as the investment adviser for both Portfolios. Fidelity Management & Research Company (“FMR”) serves as the investment adviser for the Master Fund.

•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	The shareholders of Equity-Income Portfolio are expected to benefit from a reduction in total gross expenses as shareholders of Growth and Income Portfolio. In addition, shareholders of Equity-Income Portfolio are expected to benefit from a reduction in total net expenses as shareholders of Growth and Income Portfolio.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Equity-Income Portfolio nor its shareholders, nor Growth and Income Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

2

Proposal One – Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Equity-Income Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Equity-Income Portfolio with and into Growth and Income Portfolio. If the Reorganization is approved, shareholders of Equity-Income Portfolio will become shareholders of Growth and Income Portfolio as of the Closing.

Why is a Reorganization proposed?

As part of the Board’s annual review of contractual arrangements in November of 2015, the Board directed the Adviser to explore the future viability of Equity-Income Portfolio due to underperformance, asset size, and asset outflows. At the March 2016 Board meeting the Adviser presented the Board with the Reorganization proposal. In support of its proposal, the Adviser noted that in its view, the Reorganization would provide the shareholders of Equity-Income Portfolio with an immediate benefit through lower gross and net expenses.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have different investment objectives.

	Equity-Income Portfolio	Growth and Income Portfolio
Investment Objective	The Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index.	The Portfolio seeks long-term growth of capital and income.

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Growth and Income Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2015. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

The management agreement between DSL and Growth and Income Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to the advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The management agreement between DSL and Equity-Income Portfolio provides for an advisory fee for which DSL provides advisory and administrative services only. Other services are provided to Equity-Income Portfolio under separate agreements at additional expense.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		Equity-Income Portfolio	Growth and Income Portfolio	Growth and Income Portfolio Pro Forma
Class ADV
Management Fees	%	0.55[2]	0.64	0.64
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.60	0.60
Shareholder Services Fee	%	0.25[3]	N/A	N/A
Other Expenses	%	0.27	None	None
Total Annual Portfolio Operating Expenses	%	1.57	1.24	1.24
Waivers and Reimbursements	%	(0.23)[4]	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.34	1.24	1.24

Class S
Management Fees	%	0.55[2]	0.64	0.64
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Shareholder Services Fee	%	0.25[3]	N/A	N/A
Other Expenses	%	0.27	None	None
Total Annual Portfolio Operating Expenses	%	1.32	0.89	0.89
Waivers and Reimbursements	%	(0.23)[4]	None	None
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.09	0.89	0.89

3

1.	Expense ratios have been adjusted to reflect current contractual rates.

2.	The management fees include the management fee of Fidelity® VIP Equity-Income Portfolio (“Master Fund”) of 0.45%.

3.	Service Class 2 shareholders of the Master Fund, including Equity-Income Portfolio, pay a shareholder servicing fee of 0.25%.

4.	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% for Class ADV and Class S shares, respectively, through May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, Master Fund Fees and Expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	Equity-Income Portfolio				Growth and Income Portfolio				Growth and Income Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$136	473	833	1,848	126	393	681	1,500	126	393	681	1,500
Class S	$111	396	701	1,570	91	284	493	1,096	91	284	493	1,096

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, both Portfolios invest primarily in income-producing equity securities. Equity-Income Portfolio seeks to achieve its investment objective by investing all of its assets in Service Class 2 shares of the Master Fund. By contrast, Growth and Income Portfolio seeks to achieve its investment objective by investing directly in securities. The investment strategies of both Portfolios may focus on securities of large-capitalization companies. Both Portfolios may also use derivatives as a principal investment strategy. Growth and Income Portfolio may also invest in real estate investment trusts as a principal investment strategy while Equity-Income Portfolio does not.

	Equity-Income Portfolio	Growth and Income Portfolio
Investment Strategies

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund, a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Master Fund normally invests primarily in income-producing equity securities, which tend to lead to investments in large cap value stocks. Investments can potentially include other types of equity securities and debt securities, including lower-quality debt securities, commonly referred to as “junk bonds.” The Master Fund’s adviser (“Adviser”) or sub-adviser (“Sub-Adviser”) may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may also use covered call options, a type of derivative instrument, as tools in managing the Master Fund’s assets. By writing covered call options, the Adviser sells the option to buy a security held by the Master Fund at a specified price in exchange for a premium.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the

Under normal market conditions, the Portfolio invests primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt instruments rated “investment-grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the sub-adviser (“Sub-Adviser”) may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures, options on futures, and forward foreign currency contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management, to gain exposure to certain asset classes, to hedge against adverse movement in foreign currencies and to mitigate risks.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the

4

Equity-Income Portfolio	Growth and Income Portfolio

Portfolio’s assets in the Service Class 2 shares of the Master Fund is not a fundamental policy of the Portfolio, and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Master Fund (as described in its prospectus dated May 1, 2016)

•     Normally investing at least 80% of assets in equity securities.

•     Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.

•     Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).

•     Investing in domestic and foreign issuers.

•     Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

•     Potentially using covered call options as tools in managing the fund's assets.

extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios.

Risks	Equity- Income Portfolio	Growth and Income Portfolio

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

	✓	✓

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

✓

Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

	✓	✓

Currency: To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

	✓	✓

5

Risks	Equity- Income Portfolio	Growth and Income Portfolio

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

	✓	✓

Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, the Portfolio’s ability to execute its investment strategy may be limited.

	✓	✓

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

	✓	✓

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that Portfolios that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

✓

High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

✓

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For the Portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

	✓	✓

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Risks	Equity- Income Portfolio	Growth and Income Portfolio

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

	✓	✓

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

	✓	✓

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

	✓	✓

Option Writing: When the Portfolio writes a covered call option, it assumes the risk that it must sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. In addition, the Portfolio continues to bear the risk of a decline in the value of the underlying securities.

When the Portfolio writes an index call option, it assumes the risk that it must pay the purchaser of the option a cash payment equal to any appreciation in the value of the index over the strike price of the call option during the option’s life. While the amount of the Portfolio’s potential loss is offset by the premium received when the option was written, the amount of the loss is theoretically unlimited. When the Portfolio purchases a call or put option and that option expires unexercised, the Portfolio will experience a loss in the amount of the premium it paid.

✓

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.

✓

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Risks	Equity- Income Portfolio	Growth and Income Portfolio

Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

	✓	✓

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITS are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

✓

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.

✓

How does Equity-Income Portfolio’s performance compare to Growth and Income Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the tables compare the Portfolios’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolios’ Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Equity-Income Portfolio - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd 2009, 20.42% and Worst quarter: 4th 2008, -24.46%

The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2016: 1.96

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Growth and Income Portfolio’s - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd 2009, 21.44% and Worst quarter: 4th 2008, -19.63%

The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2016: -2.24

Average Annual Total Returns % (for the periods ended December 31, 2015)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Equity-Income Portfolio
Class ADV	%	-4.82	8.78	4.37	N/A	11/15/04
Russell 3000® Value Index[1]	%	-4.13	10.98	6.11	N/A
Class S	%	-4.60	9.03	4.64	N/A	11/15/04
Russell 3000® Value Index[1]	%	-4.13	10.98	6.11	N/A

Growth and Income Portfolio
Class ADV	%	-3.26	9.52	5.70	N/A	02/22/04
Russell 1000® Value Index[1]	%	-3.83	11.27	6.16	N/A
Class S	%	-2.93	9.91	6.08	N/A	10/04/93
Russell 1000® Value Index[1]	%	-3.83	11.27	6.16	N/A

1.	The index returns do not reflect the deductions for fees, expenses, or taxes.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	Equity-Income Portfolio	Growth and Income Portfolio
Investment Adviser	Directed Services LLC (“DSL”)	DSL

Management Fee (as a percentage of average daily net assets)	0.100% while Series invested in Master Fund; and 0.580% for Standalone Series.	0.750% on the first $750 million in combined assets; 0.700% on the next $1.25 billion; 0.650% on the next $1.5 billion; and 0.600% on assets in excess of $3.5 billion.[1]

Master Fund Adviser	Fidelity Management & Research Company (“FMR”)	N/A

Master Fund Management Fee (total paid for the most recently completed fiscal year for which information is publicly available, as a percentage of average daily net assets)	0.55%	N/A
Sub-Adviser	N/A	Invesco Advisers, Inc. (“Invesco”)

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	Equity-Income Portfolio	Growth and Income Portfolio
Sub-Advisory Fee (as a percentage of average daily net assets)	N/A	0.50% on the first $100 million; 0.40% on the next $100 million; 0.30% on the next $100 million; 0.25% on the next $700 million; and 0.20% thereafter.

Portfolio Managers	Portfolio Managers of the Master Fund Adam Kramer (since 04/11) James Morrow (since 04/11)	Thomas Bastian (since 04/03) Brian Jurkash (since 04/15) Sergio Marcheli (since 04/03) James O. Roeder (since 01/02) Matthew Titus (since 01/16)
Distributor	Voya Investments Distributor, LLC (the “Distributor”)	Distributor

1.	For purposes of calculating the management fee for Growth and Income Portfolio, the Portfolio’s assets are aggregated with VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity Income Portfolio, and VY® Clarion Real Estate Portfolio, each a series of Voya Investors Trust. The aggregated assets will be applied to the above schedule and the resulting fee shall be prorated back to each Series and its respective Adviser based on relative net assets.

Adviser to the Portfolios

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2015, DSL managed approximately $37 billion in registered investment company assets.

Adviser to the Master Fund

Equity-Income Portfolio does not have a sub-adviser; instead the Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund, a registered open-end investment company.

FMR serves as manager to the Master Fund and to other mutual funds, including the Fidelity® Variable Insurance Products family of funds. FMR’s principal office is located at 245 Summer Street, Boston, MA 02210. As of December 31, 2015, FMR had approximately $644.4 million in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates’ assets under management.

The following individuals are responsible for the day-to-day management of the Master Fund.

James Morrow is lead portfolio manager of Fidelity® VIP Equity-Income Portfolio. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of Fidelity® VIP Equity-Income Portfolio. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

Sub-Adviser to Growth and Income Portfolio

The Adviser has engaged a sub-adviser to provide the day-to-day management of Growth and Income Portfolio’s portfolio.

The Adviser acts as “manager-of-managers” for Growth and Income Portfolio. The Adviser has ultimate responsibility, subject to the oversight of Growth and Income Portfolio’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Growth and Income Portfolio and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of Growth and Income Portfolio’s Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-adviser of Growth and Income Portfolio the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-adviser of Growth and Income Portfolio. Pursuant to the exemptive relief, the Adviser, with the approval of Growth and Income Portfolio’s Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate Growth and Income Portfolio’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that an Adviser exercises its discretion to replace the sub-adviser

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of Growth and Income Portfolio or add a new sub-adviser to Growth and Income Portfolio, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of Growth and Income Portfolio and a change to the investment strategies of Growth and Income Portfolio.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, Growth and Income Portfolio’s Board, or the sub-adviser, provided that the conditions of such termination are met. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of Growth and Income Portfolio.

Invesco is a registered investment adviser and is a direct subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2015, Invesco had approximately $775.6 billion in assets under management.

The following individuals are jointly responsible for the day-to-day management of Growth and Income Portfolio.

Thomas Bastian, CFA, Lead Portfolio Manager, joined Invesco in June 2010. Prior to that, Mr. Bastian was with Van Kampen Asset Management since 2003 and from 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management.

Brian Jurkash, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000.

Sergio Marcheli, Portfolio Manager joined Invesco in June 2010. Prior to that, Mr. Marcheli was with Van Kampen Asset Management since 2002.

James O. Roeder, Portfolio Manager, joined Invesco in June 2010. Prior to that, Mr. Roeder was with Van Kampen Asset Management since 1999.

Matthew Titus, Portfolio Manager joined Invesco in 2016. Prior to that, Mr. Titus was with American Century Investments (2004 – 2016).

Historical adviser/sub-adviser/name and strategies information
Effective Date	Portfolio Name	Sub-Adviser
04/30/13	ING Invesco Growth and Income Portfolio	No change
04/29/11	ING Invesco Van Kampen Growth and Income Portfolio	No change
06/01/10	ING Van Kampen Growth and Income Portfolio	Invesco Advisers, Inc.[1]

1.	Name change of sub-adviser due to a change in control.

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. The Distributor is an indirect wholly-owned subsidiary of Voya Financial, Inc., and is an affiliate of the Adviser.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of Equity-Income Portfolio and Growth and Income Portfolio?

Equity-Income Portfolio is organized as a series of Voya Partners, Inc. (“VPI”), a Maryland corporation. Growth and Income Portfolio is organized as a series of Voya Investors Trust (“VIT”), a Massachusetts business trust. Both Portfolios are governed by a board of trustees/directors consisting of the same 12 members. For more information on the history of VPI or VIT, see each Portfolio’s Statement of Additional Information dated May 1, 2016.

The key differences are described in the table below.

Equity-Income Portfolio	Growth and Income Portfolio
At any meeting of shareholders duly called for the purpose and only as required by the 1940 Act, shareholders may elect Directors by the vote of a majority of all the shares entitled to vote.	Shareholders may elect Trustees by the vote of a plurality of votes cast at any shareholder meeting called for that purpose, to the extent required by the 1940 Act.

At any meeting of shareholders duly called for the purpose, shareholders have the power to remove Directors by the vote of a majority of all the shares entitled to vote. Directors of a Maryland corporation do not have the power to remove Directors.	A Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. Trustees may also be removed at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding shares.

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Equity-Income Portfolio	Growth and Income Portfolio
The liquidation of a particular series in which there are shares then outstanding may be authorized by a vote of a majority of the Directors then in office, subject to the approval of a majority of the outstanding shares of a series. The Corporation may be dissolved upon a vote of a majority of the outstanding shares.	The Trust or any series or class thereof may be terminated by the affirmative vote of a majority of the Trustees.

In general, amendments to the Articles of Incorporation must be approved by the Directors and by the affirmative vote of a majority of the outstanding shares, except that no action affecting the validity or assessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.	A majority of the Trustees have the power to amend the Declaration of Trust, except that no amendment to the Declaration of Trust that would materially adversely affect the rights of shareholders may be made without the approval of a majority of shares outstanding and entitled to vote.

Additional Information about the Portfolios

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2015 and on a pro forma basis as of December 31, 2015, giving effect to the Reorganization.

	Equity-Income Portfolio	Growth and Income Portfolio	Adjustments	Growth and Income Portfolio Pro Forma
Class ADV
Net Assets	$278,094	15,551,267	139[1]	15,829,500
Net Asset Value Per Share	$11.22	25.48	-	25.48
Shares Outstanding	24,787	610,413	(13,867)[2]	621,333

Class S
Net Assets	$10,144,181	451,451,938	5,061[1]	461,601,180
Net Asset Value Per Share	$11.23	25.81	-	25.81
Shares Outstanding	903,249	17,491,669	(510,020)[2]	17,884,898

1.	Reflects adjustment for estimated one-time consolidation expenses.

2.	Reflects new shares issued, net of retired shares of Equity-Income Portfolio. (Calculation: Net Assets ÷ NAV per share).

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Equity-Income Portfolio in exchange for shares of beneficial interest of Growth and Income Portfolio and the assumption by Growth and Income Portfolio of all of Equity Income Portfolio’s liabilities; and (ii) the distribution of shares of Growth and Income Portfolio to shareholders of Equity-Income Portfolio, as provided for in the Reorganization Agreement. Equity-Income Portfolio will then be liquidated.

Each shareholder of Class ADV and Class S shares of Equity-Income Portfolio will hold, immediately after the Closing, the corresponding share class of Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Equity-Income Portfolio held by that shareholder as of the close of business on the Closing Date.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Equity-Income Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things

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reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $108,900 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, Equity-Income Portfolio is expected to redeem out of the Master Fund on or about August 26, 2016. The proceeds of such redemption will be delivered to Growth and Income Portfolio at the Closing.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $2,000 and will be paid by Growth and Income Portfolio. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.

During the transition period, Equity-Income Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Invesco, as the sub-adviser to Growth and Income Portfolio, may also sell portfolio holdings that it acquired from Equity-Income Portfolio, and Growth and Income Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Equity-Income Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Growth and Income Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

On or prior to the Closing Date, Equity-Income Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization and the redemption of Master Fund shares. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Future Allocation of Premiums

Shares of Equity-Income Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Equity-Income Portfolio will be allocated to Growth and Income Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees/Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees/Directors”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees/Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Equity-Income Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

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What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Equity-Income Portfolio and its shareholders. The Board determined that Equity-Income Portfolio would benefit from being combined into Growth and Income Portfolio under the day-to-day management of Invesco.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: the fact that Equity-Income Portfolio does not have a sub-adviser and invests all of its assets in shares of the Master Fund; an analysis of Invesco as sub-adviser to Growth and Income Portfolio; a presentation from DSL regarding the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds; DSL’s analysis of potential alternative Portfolios that could have served as a merger partner for Equity-Income Portfolio other than Growth and Income Portfolio; the fact that there are concerns with the future viability of Equity-Income Portfolio based on underperformance, asset size and outflows; the superior performance of Growth and Income Portfolio, as compared to the performance of Equity-Income Portfolio, in the year-to-date, one-year, and three-year time periods; the performance of Equity-Income Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Growth and Income Portfolio as compared to its Morningstar peer group; the lower net expense ratios that current shareholders of Equity-Income Portfolio are expected to experience as a result of the Reorganization; the benefits shareholders of Equity-Income Portfolio would receive due to the existing advisory fee breakpoints for Growth and Income Portfolio; the consideration of representations from the Portfolios’ Chief Investment Risk Officer regarding the consistent performance and superior track record of Invesco over the 12-month rolling period since mid-2012; the differences in the investment objectives of each Portfolio; the similarities in the direct and indirect investment strategies of Equity-Income Portfolio, pursued through its investment in the Master Fund, and Growth and Income Portfolio; the similarity in each Portfolio’s use of value-based stock selection primarily driven by bottom-up research; the larger combined asset size of the two Portfolios, which would likely result in a reduction in expenses for the benefit of current shareholders of Equity-Income Portfolio and provide greater scale and superior potential to maintain long-term scale benefits for the shareholder of Equity-Income Portfolio; DSL’s representations that direct and indirect costs related to proxy solicitation will not be borne by either Portfolio or their shareholders and that portfolio transition costs will be borne by Growth and Income Portfolio; the fact that implicit transaction costs are uncertain and will be borne by Growth and Income Portfolio; the expected tax consequences of the Reorganization to Equity-Income Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Equity-Income Portfolio. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of Equity-Income Portfolio do not approve the Reorganization, Equity-Income Portfolio will continue to be managed by DSL as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Equity-Income Portfolio’s shareholders.

How is my proxy being solicited?

Equity-Income Portfolio has retained D. F. King & Co., Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $2,100 which will be paid by the Adviser. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Portfolio. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (877) 283-0324. In addition to solicitation by mail, certain officers and representatives of the Portfolios, officers and employees of the Adviser or its affiliates, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Equity-Income Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Fifty percent (50%) of the outstanding shares present in person or by proxy shall constitute a quorum.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of VIT and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

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Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote Equity-Income Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Equity-Income Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as Equity-Income Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Equity-Income Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Equity-Income Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV
S
Total

Shares have no preemptive or subscription rights. [To the knowledge of the Adviser, as of the Record Date, no current Director owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of any class of the Portfolio.]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Equity-Income Portfolio or Growth and Income Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

June 22, 2016

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 18th day of March, 2016, by and between Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, VY® Invesco Growth and Income Portfolio (the “Surviving Portfolio”), and Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, VY® Fidelity® VIP Equity-Income Portfolio (the “Disappearing Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class ADV and Class S voting shares of beneficial interest of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE DISAPPEARING Portfolio TO THE SURVIVING Portfolio IN EXCHANGE FOR THE SURVIVING Portfolio SHARES, THE ASSUMPTION OF ALL DISAPPEARING Portfolio LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING Portfolio

1.1    Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.    The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.    The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4.    Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the

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Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV and Class S Surviving Portfolio Shares to be so credited to shareholders of Class ADV and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV and Class S Surviving Portfolio Shares in connection with such exchange.

1.5    Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6    Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s adviser on behalf of the Disappearing Portfolio.

2.	VALUATION

2.1.    The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Trustees.

2.2.    The net asset value of Class ADV and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Surviving Portfolio’s Board of Trustees.

2.3    The number of the Class ADV and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV and Class S shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.

2.4    All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1    The Closing Date shall be August 26, 2016, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.

3.2    The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.    The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain

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the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4    In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Trustees of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1    Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Disappearing Portfolio, represents and warrants to VIT as follows:

(a)     The Disappearing Portfolio is duly organized as a series of VPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)     VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)     No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)     The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)     On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;

(f)     The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;

(g)     All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;

(h)     Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2015 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance

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with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)     Since December 31, 2015, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);

(k)     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5), and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date;

(m)     All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;

(n)     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)     The information to be furnished by VPI, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p)     The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(q)     On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.

4.2    Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Surviving Portfolio, represents and warrants to VPI as follows:

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(a)     The Surviving Portfolio is duly organized as a series of VIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)     VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;

(c)     No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)      The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)     On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)     The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound;

(g)     Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VIT, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2015 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)     Since December 31, 2015, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);

(j)     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)     For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

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(l)     All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;

(m)     The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)     The Class ADV and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;

(o)     The information to be furnished by VIT, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)     That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.

5.	COVENANTS OF THE SURVIVING Portfolio AND THE DISAPPEARING Portfolio

5.1    The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2    The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3    The Disappearing Portfolio covenants that the Class ADV and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4    The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.

5.5    Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6    The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7    The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.

5.8    As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV and Class S Surviving Portfolio Shares received at the Closing.

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5.9    The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10    VPI, on behalf of the Disappearing Portfolio, covenants that VPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VIT, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VPI’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VIT’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11    The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING Portfolio

The obligations of VPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VPI’s election, to the performance by VIT, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1    All representations and warranties of VIT, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2    VIT, on behalf of the Surviving Portfolio shall have delivered to VPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VPI shall reasonably request; and

6.3    VIT, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Surviving Portfolio, on or before the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING Portfolio

The obligations of VIT, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VIT’s election, to the performance by VPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1    All representations and warranties of VPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2    VPI, on behalf of the Disappearing Portfolio shall have delivered to VIT, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to Surviving Portfolio, and (iii) copies of all relevant tax books and records;

7.3    VPI, on behalf of the Disappearing Portfolio shall have delivered to VIT, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VIT shall reasonably request;

7.4    VPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and

7.5    The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

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8.     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING Portfolio AND THE DISAPPEARING Portfolio

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VPI, on behalf of the Disappearing Portfolio, or VIT, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1    The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VPI’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VIT. Notwithstanding anything herein to the contrary, neither VIT, on behalf of the Surviving Portfolio, nor VPI, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2    On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3    All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VIT, on behalf of the Surviving Portfolio, or VPI, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5    The parties shall have received the opinion of Tax Counsel (which opinion will be subject to certain qualifications) addressed to VIT and VPI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VIT and VPI. Notwithstanding anything herein to the contrary, VIT and VPI may not waive the condition set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1    VPI, on behalf of the Disappearing Portfolio, and VIT, on behalf of the Surviving Portfolio, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.    The expenses relating to the proposed Reorganization will be borne 50% by the investment adviser to the Surviving Portfolio (or an affiliate of the investment adviser) and 50% by the Disappearing Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1    The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2    The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2016 unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

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12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VIT and VPI; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV and Class S Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Investors Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

Voya Partners, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3    This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5    It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VPI or the Declaration of Trust of VIT, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Growth and Income Portfolio

Portfolio Holdings Information

A description of Growth and Income Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in Growth and Income Portfolio’s Statement of Additional Information dated May 1, 2016. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

How Shares Are Priced

Growth and Income Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of Growth and Income Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of Growth and Income Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when Growth and Income Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent Growth and Income Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded. When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by Growth and Income Portfolio’s Board. Such procedures provide, for example, that:

•	Exchange-traded securities are valued at the mean of the closing bid and ask.

•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.

•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.

•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.

•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.

•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.

•	Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.

•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which Growth and Income Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange- traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close.

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Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Growth and Income Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in Growth and Income Portfolio.

When your Variable Contract or Qualified Plan is buying shares of Growth and Income Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Growth and Income Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

Growth and Income Portfolio’s shares may be offered to the Separate Accounts of Participating Insurance Companies serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Growth and Income Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to Growth and Income Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Growth and Income Portfolio’s behalf.

Growth and Income Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which Growth and Income Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Growth and Income Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Growth and Income Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, Growth and Income Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, Growth and Income Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, Growth and Income Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on Growth and Income Portfolio as a result of these transactions. So long as Growth and Income Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Growth and Income Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Growth and Income Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

Growth and Income Portfolio has a distribution and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and

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distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in Growth and Income Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.60% (0.35% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of Growth and Income Portfolio.

Last, Growth and Income Portfolio has a shareholder service plan (“Service Plan”) for Class S shares. These payments are made to the Distributor in connection with shareholder services rendered to Growth and Income Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows VIT to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S shares of Growth and Income Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, Growth and Income Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

Because these distribution and shareholder service fees are paid out of Growth and Income Portfolio’s assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

Growth and Income Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Growth and Income Portfolio. Shares of Growth and Income Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Growth and Income Portfolio.

Growth and Income Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Growth and Income Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in Growth and Income Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Growth and Income Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Growth and Income Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

Growth and Income Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Growth and Income Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Growth and Income Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Growth and Income Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by Growth and Income Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Growth and Income Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that Growth and Income Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to Growth and Income Portfolio that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in Growth and Income Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Growth and Income Portfolio’s shareholders.

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Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Growth and Income Portfolio’s Distribution and/or Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to Growth and Income Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of Growth and Income Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from Growth and Income Portfolio’s Distribution and/or Service Plans as well as payments (if applicable) from the Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in Growth and Income Portfolio. These payments as well as payments from Growth and Income Portfolio’s Distribution and/or Service Plans may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in Growth and Income Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use Growth and Income Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Growth and Income Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

Growth and Income Portfolio declares and pays dividends from net investment income at least annually. Growth and Income Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of Growth and Income Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of Growth and Income Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, Growth and Income Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Growth and Income Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, Growth and Income Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Growth and Income Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from Growth and Income Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of Growth and Income Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract. See Growth and Income Portfolio’s Statement of Additional Information dated May 1, 2016 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN GROWTH AND INCOME PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand Growth and Income Portfolio’s financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the tables represent the rate of return that an investor would have earned or lost on an investment in Growth and Income Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, whose report, along with Growth and Income Portfolio’s financial statements is included in Growth and Income Portfolio’s annual shareholder report dated December 31, 2015 and are incorporated herein by reference.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total Distributions	Payments from distribution settlement/ affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
12-31-15	31.49	0.30●	(0.98)	(0.68)	0.93	4.40	–	5.33	–	25.48	(3.26)	1.39	1.24	1.24	1.05	15,551	19
12-31-14	30.92	0.52●	2.43	2.95	0.31	2.07	–	2.38	–	31.49	9.72	1.39	1.24	1.24	1.66	16,407	28
12-31-13	23.41	0.25●	7.55	7.80	0.29	–	–	0.29	–	30.92	33.45	1.39	1.24	1.23	0.92	15,200	28
12-31-12	20.82	0.27●	2.66	2.93	0.34	–	–	0.34	–	23.41	14.17	1.40	1.25	1.24	1.19	9,405	25
12-31-11	21.62	0.24●	(0.78)	(0.54)	0.26	–	–	0.26	–	20.82	(2.55)	1.40	1.25	1.24	1.12	9,099	19

Class S
12-31-15	31.83	0.40●	(0.99)	(0.59)	1.03	4.40	–	5.43	–	25.81	(2.93)	0.89	0.89	0.89	1.39	451,452	19
12-31-14	31.19	0.64●	2.45	3.09	0.38	2.07	–	2.45	–	31.83	10.11	0.89	0.89	0.89	2.04	535,054	28
12-31-13	23.59	0.35●	7.61	7.96	0.36	–	–	0.36	–	31.19	33.88	0.89	0.89	0.88	1.27	566,801	28
12-31-12	20.98	0.35●	2.67	3.02	0.41	–	–	0.41	–	23.59	14.56	0.90	0.90	0.89	1.55	460,995	25
12-31-11	21.70	0.31●	(0.77)	(0.46)	0.26	–	–	0.26	–	20.98	(2.16)	0.90	0.90	0.89	1.43	474,352	19

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

3.	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

●	Calculated using average number of shares outstanding throughout the period.

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Appendix C: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 20, 2016:

Equity-Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

Growth and Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 20, 2016.

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INVESTMENT MANAGEMENT 7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034 3 EASY WAYS TO VOTE YOUR PROXY VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions. VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions. VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 9, 2016. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY VY® FIDELITY® VIP EQUITY-INCOME PORTFOLIO THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: For Against Abstain 1. To approve an Agreement and Plan of Reorganization by and between VY® Fidelity® VIP Equity-Income Portfolio ("Equity-Income Portfolio") and VY® Invesco Growth and Income Portfolio ("Growth and Income Portfolio"), providing for the reorganization of Equity-Income Portfolio with and into Growth and Income Portfolio (the "Reorganization"); and 2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. Please vote, date and sign this proxy and return it promptly in the enclosed envelope. This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on August 9, 2016. The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on August 9, 2016, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof. This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal. PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

Voya Investors Trust

Statement of Additional Information

June 22, 2016

Acquisition of the Assets and Liabilities of: VY® Fidelity® VIP Equity-Income Portfolio (A Series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: VY® Invesco Growth and Income Portfolio (A Series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of VY® Invesco Growth and Income Portfolio (“SAI”) is available to the shareholders of VY® Fidelity® VIP Equity-Income Portfolio (“Equity-Income Portfolio”), a series of Voya Partners, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of Equity-Income Portfolio will be transferred to VY® Invesco Growth and Income Portfolio (“Growth and Income Portfolio”) (together with Equity-Income Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Investors Trust, in exchange for shares of Growth and Income Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Growth and Income Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Equity-Income Portfolio, dated May 1, 2016, as filed on April 27, 2016 (File No: 811-08319) and the SAI for Growth and Income Portfolio dated May 1, 2016, as filed on April 26, 2016 (File No: 811-8629).

2.	The Financial Statements of Equity-Income Portfolio included in the Annual Report dated December 31, 2015, as filed on March 8, 2016 (File No: 811-08319) and the Financial Statements of Growth and Income Portfolio included in the Annual Report dated December 31, 2015, as filed on March 8, 2016 (File No. 811-8629).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated June 22, 2016, relating to the Reorganization of Equity-Income Portfolio may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

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Growth and Income Portfolio

Set forth below is an excerpt from Growth and Income Portfolio’s annual report dated December 31, 2015.

*           *           *           *

Market Perspective: Year Ended December 31, 2015

In our semi-annual report, we described how equity market interest had recently moved from the U.S. to Europe with the advent of the European Central Bank’s (“ECB”) quantitative easing program. But from there, attention moved east and in August an unexpected announcement from China re-awakened other concerns, sending global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, on a roller-coaster ride. Having been up 4.14% for the half-year, the Index finally ended 2015 with a gain of 2.08%. (The Index returned -0.87% for the one year ended December 31, 2015, measured in U.S. dollars.)

U.S. economic data was mixed in what was still a rather pedestrian recovery. A disappointing October employment report was followed by a very strong one in November showing that 271,000 jobs had been created the previous month. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. The unemployment rate fell to 5.0%. The December report was a little weaker. Gross domestic product (“GDP”), initially held back by another harsh winter, rebounded to 3.9% in the second quarter of 2015, before an inventory downturn pegged it back to 2.0% in the third. Industrial production was uneven, while retail sales were still showing no acceleration despite lower gasoline prices.

Superimposed on this was the prospect of rising U.S. interest rates. The Federal Open Market Committee (“FOMC”) had not increased the federal funds interest rate for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas, investors seemed unnerved at this new narrative rather than relieved. Perhaps sensing a credibility problem, the FOMC tried to re-set expectations, signaling in October the December increase of 0.25% that eventually took place, to a range of 0.25%-0.50%.

Internationally, as noted, the ECB at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 10.7% and GDP rose 1.6% year-over-year in the third quarter of 2015. Core inflation edged above 1.0% before slipping back. In December, ECB President Draghi’s much anticipated intensification of the program disappointed markets. Sentiment also suffered in mid-year when the integrity of the euro zone itself was threatened, as Greece wrangled over the terms of its bailout. Creditors stood firm and facing ejection, Greece finally accepted even stricter terms.

Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years, then to 6.9% in the third. But to many commentators 7.0% was suspiciously close to government targets and perhaps overstated. They watched nervously as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) soared 64% in 2015 by June 12, fueled by retail savings and margin debt. The Shanghai Composite was already in retreat when on August 11, global commodities and equity markets were shaken as China announced a 2% devaluation of the yuan, suggesting that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. By August 26 the Shanghai Composite was down 43% from its peak. But gradually the feeling grew that concerns had been overdone. The Bank of China lowered interest rates, eased bank reserve requirements and by the end of December, with the yuan gradually depreciating, the Shanghai Composite had regained over a quarter of its losses.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 0.55% in 2015, while the Barclays U.S. Treasury Bond sub-index added 0.84%. Indices of riskier classes fared worse: the Barclays U.S. Corporate Investment Grade Bond sub-index lost 0.68%, while the Barclays High Yield Bond – 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) sagged 4.43%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index dipped 1.44% as inflationary expectations receded.

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U.S. equities, represented by the S&P 500® Index including dividends, crept up 1.38% over the year, within which August represented the worst month since September 2011, while October was the strongest since October 2011. The consumer discretionary sector did best, rising 10.11%. The most challenged sector was understandably energy, slumping 21.12%. S&P 500® earnings per share, dragged down by the energy sector, recorded their first year-over-year decline since 2012 in the second quarter of 2015, despite continuing high levels of share buybacks, and declined again in the third. Shares of companies with smaller market capitalizations lagged: the Russell Midcap® Index fell 2.44% and the Russell 2000® Index fell 4.41%.

In currencies, “divergence” became the word on the experts’ lips to describe the prospect of the U.S. starting to raise interest rates just as the ECB ratcheted up its quantitative easing program. Unsurprisingly the dollar rose 11.47% against the euro over the year. It rose less, 5.75%, against the pound, as the UK is much closer to raising rates than the euro zone. The dollar’s gains against the yen had been made before the period started and it barely moved, rising just 0.40%.

International markets fell sharply after the events in August, with a partial recovery which was faltering by year-end. The MSCI Japan® Index held on to a gain of 9.93% for the year, amid renewed optimism about the yen-denominated profitability and better governance of Japanese corporations. The MSCI Europe ex UK® Index was cushioned by the introduction of quantitative easing, plus the declining euro that went with it and advanced 8.30%. The MSCI UK® Index, burdened by its large, losing holdings in the energy, materials and banking sectors, dropped 2.21%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Growth and Income Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions

Index	Description
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond – 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Government/Credit Bond Index	An index made up of the Barclays Government and Credit indices, including securities issued by the U.S. government and its agencies and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
FTSE EPRA/NAREIT Developed Index	The Index is designed to track the performance of listed real estate companies and real-estate investment trusts (“REITS”) worldwide. Relevant activities are defined as the ownership, disposal and development of income-producing real estate. Constituents are classified into distinct property sectors based on gross invested book assets, as disclosed in the latest published financial statement. Index constituents are free-float adjusted, liquidity, size and revenue screened.
iMoney Net First Tier Retail Index	An unmanaged index that includes the most broadly based money market funds.
MSCI All Country World Index (ex U.S.)	A free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

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Index	Description
MSCI Emerging Markets IndexSM	An unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 1000 Value® Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to book ratios and lower forecasted growth values.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Russell Midcap® Index	An unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Developed Property Index	An unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities.
S&P MidCap 400 Index	An unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.

Portfolio Managers’ Report

Growth and Income Portfolio seeks long-term growth of capital and income. Growth and Income Portfolio is managed by the Invesco Equity Income team. Current members jointly and primarily responsible for the day-to-day management of the Portfolio are Brian Jurkash, Thomas B. Bastian, CFA, and Mary Jayne Maly, James O. Roeder, and Sergio Marcheli, Portfolio Managers, of Invesco Advisers, Inc. - the Sub-Adviser.*

Performance: For the year ended December 31, 2015, Growth and Income Portfolio’s Class S shares provided a total return of –2.93%, compared to the Russell 1000® Value Index, which returned –3.83%, for the same period.

Portfolio Specifics: On the positive side, strong stock selection within the information technology sector was a large contributor to Growth and Income Portfolio’s relative returns for the reporting period. Notably, Amdocs within software and services was a large driver of performance, posting returns in double-digits for the reporting period. UK-based Amdocs’ stock price rallied when the company reported record revenues in July of 2015, after expanding their product suite and renewing major service contracts. Also, we used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-U.S.-based companies held in Growth and Income Portfolio. The use of currency forward contracts had a large positive impact on Growth and Income Portfolio’s relative performance. This was mainly due to the strength of the U.S. Dollar. Stock selection in consumer discretionary also added to relative returns. Within the sector, Carnival Corp. was a notable contributor, posting returns over 20% for the period. The cruise line operator reported higher-than-expected earnings and raised its outlook for 2016. Energy was one of the worst performing sectors during the period, with continued

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weakness in oil prices driving down stock prices. As such, Growth and Income Portfolio’s meaningful underweight in the sector was a positive contributor to relative return.

On the negative side, stock selection in consumer staples was a large detractor to relative performance. Notably, Archer-Daniels-Midland stock sold off during the 4th quarter as investors weighed 3rd quarter profits that missed analyst expectations and guidance that the company may continue to have a challenging operating environment due to the strong U.S. dollar and depressed ethanol margins. Stock selection and an underweight within the industrials sector also detracted from Growth and Income Portfolio’s relative performance. Tyco International within commercial and professional services performed poorly for the reporting period, posting negative double-digit returns. In the 4th quarter, Tyco met analysts’ earnings expectations; however, revenue numbers fell short due to the impact from foreign currency. Stock selection within materials also detracted from performance. Mosaic Company, a potash producer for fertilizer, was a large detractor, posting negative returns for the period after investors showed concerns of slowing emerging markets economies and waning demand for fertilizer.

Current Strategy and Outlook: Equity markets experienced continued volatility during the reporting period based on political unrest in Eastern Europe, a sluggish Chinese economy and the effects to the global economy from falling oil prices. We believe that market volatility creates opportunities to invest in companies with attractive valuations and strong fundamentals. We believe that ultimately those valuations and fundamentals will be reflected in those companies’ stock prices.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Portfolio holdings are subject to change daily. The outlook for Growth and Income Portfolio may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

*	Brian Jurkash was added as a portfolio manager in April 2015. Effective January 25, 2016, Matthew Titus was added as a portfolio manager of Growth and Income Portfolio. Effective March 1, 2016, Mary Jayne Maly was removed as a portfolio manager of Growth and Income Portfolio.

Sector Diversification As of December 31, 2015 (as a percentage of net assets)
Financials	30.1%
Health Care	13.6%
Information Technology	12.2%
Energy	10.9%
Consumer Discretionary	8.8%
Industrials	8.2%
Consumer Staples	7.3%
Telecommunication Services	2.6%
Utilities	1.6%
Materials	0.6%
Assets in Excess of Other Liabilities*	4.1%
Net Assets	100.0%

* Includes short term investments
Portfolio holdings are subject to change daily.

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Top Ten Holdings As of December 31, 2015* (as a percentage of net assets)
JPMorgan Chase & Co.	4.7%
Citigroup, Inc.	4.5%
General Electric Co.	3.8%
Bank of America Corp.	2.8%
Morgan Stanley	2.3%
Carnival Corp.	2.2%
PNC Financial Services Group, Inc.	2.0%
Royal Dutch Shell PLC – Class A	1.9%
Citizens Financial Group, Inc.	1.8%
Target Corp.	1.8%

*Excludes short-term investments
Portfolio holdings are subject to change daily

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Voya Investors Trust

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence, and/or by reason of reckless disregard.

The Trust has a management agreement with Voya Investments, LLC (“Voya Investments”) with respect to Voya Global Perspectives® Portfolio and VY® Clarion Global Real Estate Portfolio. Generally, the Trust will indemnify Voya Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and Voya Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Voya Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)	(a)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

	(b)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

	(c)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on August 1, 2003 and incorporated herein by reference.

	(d)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on August 1, 2003 and incorporated herein by reference.

	(e)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on August 1, 2003 and incorporated herein by reference.

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(f)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

(g)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

(h)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

(i)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

(j)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(k)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(l)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(m)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(n)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(o)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(p)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(r)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(s)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(t)	Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

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(u)	Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

(v)	Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

(w)	Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement on November 28, 2005 and incorporated herein by reference.

(x)	Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(y)	Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(aa)	Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(bb)	Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(cc)	Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(dd)	Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement on July 14, 2006 and incorporated herein by reference.

(ee)	Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(ff)	Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration

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of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(gg)	Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(hh)	Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)	Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(jj)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(kk)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

(ll)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

(mm)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

(nn)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

(oo)	Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on October 16, 2007 and incorporated herein by reference.

(pp)	Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(qq)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(rr)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A

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Registration Statement on April 25, 2008 and incorporated herein by reference.

(ss)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(tt)	Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(uu)	Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(vv)	Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(ww)	Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(xx)	Amendment #46 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(yy)	Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(zz)	Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(aaa)	Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Form N-1A Registration Statement on September 12, 2008 and incorporated herein by reference.

(bbb)	Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Form N-1A Registration Statement on September 12, 2008 and incorporated herein by reference.

(ccc)	Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio) dated September 11, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 94 to the Registrant’s Form N-1A Registration Statement on February 9, 2009 and incorporated herein by reference.

(ddd)	Amendment #51 to the Amended and Restated Agreement and Declaration of Trust, Designation of Adviser Class shares for ING Stock Index Portfolio effective January 23, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(eee)	Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(fff)	Amendment #52 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II effective April 30, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

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(ggg)	Amendment #53 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING International Equity Portfolio effective May 1, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(hhh)	Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective April 4, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on August 11, 2009 and incorporated herein by reference.

(iii)	Amendment #54 effective July 17, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish four additional series ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on August 11, 2009 and incorporated herein by reference.

(jjj)	Amendment #55 dated July 20, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio and ING Van Kampen Capital Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on August 11, 2009 and incorporated herein by reference.

(kkk)	Amendment #56 dated August 10, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING AllianceBernstein Mid Cap Equity Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING International Growth Opportunities Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

(lll)	Amendment #57 dated August 19, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING Disciplined Small Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

(mmm)	Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective October 23, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

(nnn)	Amendment #58 dated October 26, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING LifeStyle Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ooo)	Amendment #59 effective November 27, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to designate Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration Statement on November 25, 2009 and incorporated herein by reference.

(ppp)	Amendment #59 dated November 27, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the designation of Adviser Class shares for ING Van Kampen Global Tactical Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(qqq)	Amendment #60 dated March 22, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the establishment of ING DFA Global Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(rrr)	Amendment #61 dated March 25, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING T. Rowe Price Personal Strategy Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on April

6

29, 2010 and incorporated herein by reference.

(sss)	Amendment #62 dated April 30, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health Care Portfolio, ING Focus 5 Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ttt)	Amendment #63 effective May 27, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the Service 2 Class of ING Limited Maturity Bond Portfolio and ING Pioneer Fund Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

(uuu)	Amendment #64 effective June 14, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

(vvv)	Amendment #65 effective August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING DFA Global All Equity Portfolio to ING DFA World Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

(xxx)	Amendment #66 dated August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING Wells Fargo Small Cap Disciplined Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

(yyy)	Amendment #67 effective November 12, 2010 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish two additional series ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on December 8, 2010 and incorporated herein by reference.

(zzz)	Amendment #68 effective January 21, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Marsico International Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(aaaa)	Amendment #69 dated January 24, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING American Funds Growth-Income Portfolio, ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING Morgan Stanley Global Tactical Asset Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(bbbb)	Amendment #70 effective April 29, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health Sciences Opportunities Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(cccc)	Amendment #71 effective July 1, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Janus Contrarian Portfolio to ING Core Growth and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(dddd)	Amendment #72 effective July 15, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING BlackRock Health

7

Sciences Opportunities Portfolio and Institutional Class shares of ING Morgan Stanley Global Franchise Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(eeee)	Amendment #73 effective November 17, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING T. Rowe Price International Stock Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(ffff)	Amendment #74 effective December 5, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of shares of ING Core Growth and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(gggg)	Amendment #75 effective July 20, 2012 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING American Funds Bond Portfolio to ING Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on February 11, 2013 and incorporated herein by reference.

(hhhh)	Amendment #76 effective July 23, 2012 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds Growth Portfolio and ING Artio Foreign Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on February 11, 2013 and incorporated herein by reference.

(iiii)	Amendment #77 effective March 25, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the establishment of ING Global Perspectives Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

(jjjj)	Amendment #78 effective March 25, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING Oppenheimer Active Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

(kkkk)	Amendment #79 effective April 30, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Invesco Van Kampen Growth and Income Portfolio to ING Invesco Growth and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

(llll)	Amendment #80 effective May 1, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Pioneer Fund Portfolio to ING Multi-Manager Large Cap Core Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on April 24, 2013 and incorporated herein by reference.

(mmmm)	Amendment #81 effective June 17, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of Service 2 Class of ING Pioneer Mid Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(nnnn)	Amendment #82 dated September 9, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of series of ING Pioneer Mid Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(oooo)	Amendment #83 dated December 12, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of series of ING DFA Global Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(pppp)	Amendment #84 dated December 12, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of series of ING Goldman Sachs Commodity Strategy Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A

8

Registration Statement on April 28, 2014 and incorporated herein by reference.

(qqqq)	Amendment #85 effective February 5, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING PIMCO High Yield Portfolio to ING High Yield Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(rrrr)	Amendment #86 effective February 5, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING PIMCO Total Return Bond Portfolio to ING Total Return Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(ssss)	Amendment #87 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds Asset Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(tttt)	Amendment #88 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds International Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(uuuu)	Amendment #89 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds World Allocation Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(vvvv)	Amendment #90 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(wwww)	Amendment #91 dated March 24, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING Total Return Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(xxxx)	Amendment #92 effective May 1, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (change of name of Registrant and its Series) – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

(yyyy)	Amendment #93 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® BlackRock Health Sciences Opportunities Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(zzzz)	Amendment #94 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® BlackRock Large Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(aaaaa)	Amendment #95 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® Marsico Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(bbbbb)	Amendment #96 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® MFS Total Return Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(ccccc)	Amendment #97 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® MFS Utilities Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on

9

February 12, 2015 and incorporated herein by reference.

(ddddd)	Amendment #98 dated March 9, 2015 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of Voya Global Resources Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(eeeee)	Amendment #99 dated August 17, 2015 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® DFA World Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(fffff)	Amendment #100 dated August 17, 2015 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® Franklin Mutual Shares Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(ggggg)	Amendment #101 dated August 17, 2015 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® Franklin Templeton Founding Strategy Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(hhhhh)	Amendment #102 effective October 15, 2015 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the designation of Class R6 shares for Voya Large Cap Growth Portfolio and Voya Large Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

(iiiii)	Amendment #103 effective April 11, 2016 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the designation of Class R6 shares for Voya Multi-Manager Large Cap Core Portfolio, VY® BlackRock Inflation Protected Bond Portfolio, VY® Invesco Growth and Income Portfolio, VY® JPMorgan Emerging Markets Equity Portfolio, VY® JPMorgan Small Cap Core Equity Portfolio, VY® Morgan Stanley Global Franchise Portfolio, VY® T. Rowe Price Capital Appreciation Portfolio, VY® T. Rowe Price Equity Income Portfolio, VY® T. Rowe Price International Stock Portfolio, and VY® Templeton Global Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(jjjjj)	Amendment #104 effective May 1, 2016 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the re-designation of Voya Liquid Assets Portfolio to Voya Government Liquid Assets Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(2)	(a) By-laws – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization between VY® Fidelity® VIP Equity-Income Portfolio, a series of Voya Partners, Inc., and VY® Invesco Growth and Income Portfolio, a series of Voya Investors Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

(5)

Instruments Defining Rights of Security Holders – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

(6)	(a)	(1)	Investment Management Agreement, effective November 18, 2014, between Voya Investors Trust and Directed Services LLC (Unified Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

			(i)	Amended Schedule A and Amended Schedule B dated November 2015 to the Investment Management Agreement, effective November 18, 2014, between Voya Investors Trust and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein

10

by reference.

	(ii)	Letter Agreement, dated May 1, 2016 to reduce the annual investment management fee for Voya High Yield Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(iii)	Letter Agreement, dated May 1, 2016 to reduce the annual investment management fee for VY® T. Rowe Price Equity Income Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(iv)	Letter Agreement, dated May 1, 2016 to reduce the annual investment management fee for Voya Multi-Manager Large Cap Core Portfolio for the period from May 1, 2016 through May 1, 2017 with regards to Columbia Management Investment Advisers, LLC – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(v)	Letter Agreement, dated May 1, 2016 to reduce the annual investment management fee for VY® Morgan Stanley Global Franchise Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(vi)	Letter Agreement, dated January 1, 2016 to reduce the annual investment management fee for VY® Templeton Global Growth Portfolio for the period from January 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(2)	Amended and Restated Investment Management Agreement, effective November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC with regards to Voya Global Perspectives Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(3)	Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC with respect to VY® Clarion Global Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

	(i)	Letter Agreement, dated May 1, 2016 to reduce the annual investment management fee for VY® Clarion Global Real Estate Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(4)	Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Directed Services LLC (Traditional Fee Portfolios) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

	(i)	Amended Schedule A, effective November 19, 2015, to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

	(ii)	Waiver letter dated May 1, 2016 to waive a portion of the investment management fee for VY® BlackRock Inflation Protected Bond Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(iii)	Letter Agreement, dated May 1, 2016 to reduce the annual investment management fee

11

for VY® Clarion Real Estate Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(iv) Letter Agreement, dated May 1, 2015 to reduce the annual investment management fee for Voya Large Cap Value Portfolio for the period from May 1, 2015 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(v) Letter Agreement, dated January 1, 2016 to reduce the annual investment management fee for VY® Franklin Income Portfolio for the period from January 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(b)	Portfolio Management Agreements

	(1)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and BlackRock Financial Management, Inc. with respect to VY® BlackRock Inflation Protected Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(2)	Sub-Advisory Agreement (with redaction), dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Columbia Management Investment Advisers, LLC with respect to Voya Multi-Manager Large Cap Core Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

	(3)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Voya Investments, LLC and CBRE Clarion Securities LLC with respect to VY® Clarion Global Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(4)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and CBRE Clarion Securities LLC with respect to VY® Clarion Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(5)	Portfolio Management Agreement dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Fidelity Management & Research Company – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

	(6)	Sub-Sub-Advisory Agreement dated October 1, 2014, between FMR Co., Inc. and Fidelity Management & Research Company – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(7)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Franklin Advisers, Inc. with respect to VY® Franklin Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i) Amendment effective January 1, 2016 to Sub-Advisory Agreement between Voya Investors Trust, Directed Services LLC and Franklin Advisers, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(8)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Voya Investment Management, Co. LLC with respect to Voya Large Cap Growth Portfolio and Voya Large Cap Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i) First Amendment effective May 1, 2015 to Sub-Advisory Agreement between Voya

12

Investors Trust, Directed Services LLC and Voya Investment Management, Co. LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(9)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Voya Investment Management, Co. LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(10)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Voya Investment Management, Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(11)	Portfolio Management Agreement, dated November 18, 2014 between Voya Investors Trust, Directed Services LLC and Invesco Advisers, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(12)	Portfolio Management Agreement, November 18, 2014, between Voya Investors Trust, Directed Services LLC and J.P. Morgan Investment Management Inc. – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on February 12, 2015 and incorporated herein by reference.

(13)	Sub-Advisory Agreement (with redaction), dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and The London Company of Virginia, LLC. with respect to Voya Multi-Manager Large Cap Core Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

(14)	Portfolio Management Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Morgan Stanley Investment Management Inc. with regards to VY® Morgan Stanley Global Franchise Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i) Amendment effective July 1, 2015 to Portfolio Management Agreement between Directed Services LLC and Morgan Stanley Investment Management Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(15)	Sub-Advisory Agreement, dated November 18, 2014, between Morgan Stanley Investment Management, Inc. and Morgan Stanley Investment Management Limited with regards to VY® Morgan Stanley Global Franchise Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(16)	Delegation Agreement dated November 18, 2014, between Morgan Stanley Investment Management, Inc. and Morgan Stanley Investment Management Company with regards to VY® Morgan Stanley Global Franchise Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(17)	Portfolio Management Agreement, dated November 18, 2014 between Voya Investors Trust, Directed Services, LLC and Templeton Global Advisors Limited – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i) Amendment effective January 1, 2016 to Portfolio Management Agreement between Voya Investors Trust, Directed Services LLC and Templeton Global Advisors Limited dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein

13

by reference.

	(18)	Portfolio Management Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services, LLC and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(19)	Investment Sub-Advisory Agreement, dated May 13, 2013 as amended and restated on November 18, 2014, between T. Rowe Price Associates, Inc. and T. Rowe Price International LTD with respect to VY® T. Rowe Price International Stock Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(20)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC with respect to Voya Global Perspectives Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(21)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Franklin Mutual Advisers, LLC with respect to VY® Franklin Mutual Shares Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(22)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC, and Dimensional Fund Advisors LP – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(c)	(1)	Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and Voya Investors Trust with respect to VY® Clarion Global Real Estate Portfolio and Voya Global Perspectives® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(i) Side Letter Agreement dated May 1, 2016 between Voya Investors Trust and Voya Investments, LLC with respect to Voya Global Perspectives® Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(2)	Expense Limitation Agreement, effective January 1, 2016, between Voya Investors Trust and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(i) Side Letter Agreement dated May 1, 2016 between Directed Services LLC and Voya Investors Trust with regard to lowering the expense ratio for Voya Large Cap Value Portfolio for the period from May 1, 2016 through June 19, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(ii) Side Letter Agreement dated June 19, 2016 between Directed Services LLC and Voya Investors Trust with regard to lowering the expense ratio for Voya Large Cap Value Portfolio for the period from June 19, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(iii) Side Letter Agreement dated January 1, 2016 between Directed Services LLC and Voya Investors Trust with regard to lowering the expense ratio for Class R6 shares of Voya Large Cap Value Portfolio for the period from January 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

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			(iv)	Recoupment Waiver dated January 1, 2016 between Directed Services LLC and Voya Investors Trust with regard to VY® T. Rowe Price International Stock Portfolio, VY® Franklin Income Portfolio, and VY® Clarion Real Estate Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

		(3)	Expense Limitation Agreement, effective January 1, 2016, between Voya Investors Trust and Directed Services LLC with respect to Voya Retirement Portfolios – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

		(4)	Expense Limitation Agreement, effective January 1, 2016, between Voya Investors Trust and Directed Services LLC with respect to Voya Large Cap Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

			(i)	Amended Schedule A, effective May 1, 2016 to the Expense Limitation Agreement effective January 1, 2016 between Voya Investors Trust and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(7)	(a)	(1)	Distribution Agreement, dated November 18, 2014, between Voya Investors Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

			(i)	Amended Schedule A dated November 2015 to the Distribution Agreements between Voya Investors Trust and Voya Investment Distributor, LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(8)	Not Applicable.

(9)	(a)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement on September 2, 2003 and incorporated herein by reference.

			(i)	Amended Exhibit A, dated April 18, 2016, to the Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(b)	(1)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 5, 2003 and incorporated herein by reference.

			(i)	Amended Exhibit A, dated April 18, 2016, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(c)	(1)	Fund Accounting Agreement, dated January 6, 2003, with Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

			(i)	Amended Exhibit A, dated April 18, 2016, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(10)	(a)	(1)	Fifth Amended and Restated Distribution Plan with Voya Investors Trust for Service 2 Class shares,

15

			effective May 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(b)	(1)	Fifth Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective May 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

			(i) Waiver Letter dated May 1, 2016 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee payable under the Voya Investors Trust Fifth Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of Voya Global Perspectives Portfolio from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(c)	(1)	Third Amended and Restated Shareholder Service Plan with Voya Investors Trust, dated September 10, 2015 for Service Class, and Service 2 Class Shares – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

			(i) Waiver Letter dated May 1, 2016 to waive the shareholder service fee for Service Class Shares of Voya U.S. Stock Index Portfolio from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(d)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares regarding Voya Retirement Portfolios dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

			(i) Waiver Letter dated May 1, 2016 to reduce the distribution fee for Adviser Class shares regarding Voya Retirement Portfolios for the period from May 1, 2016 through May 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(e)	(1)	Shareholder Service and Distribution Plan effective May 1, 2016 for Adviser Class shares of Voya U.S. Stock Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

	(f)	(1)	Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Investors Trust, approved September 10, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

			(i) Amended Schedule A dated March 18, 2016 with respect to the Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Investors Trust, approved September 10, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed herein.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)	(a)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between Voya Investors Trust and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No.

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63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(i) Amended Schedule A of Series, effective July 17, 2006, with respect to the Amended and Restated Shareholder Services Agreement between Voya Investors Trust and Directed Services LLC, dated April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement on July 14, 2006 and incorporated herein by reference.

	(2)	Shareholder Services Agreement, dated April 29, 2005, between Voya Investors Trust and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

	(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and Voya Investments Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

	(4)	Securities Lending Agreement and Guaranty with The Bank of New York Melon and Schedule I, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 27, 2004 and incorporated herein by reference.

(i) Amended Exhibit A, dated April 18, 2016, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

(ii) Global Securities Lending Supplement – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on April 11, 2005 and incorporated herein by reference.

(b)	(1)	Settlement Agreement for Golden American Life Insurance Company – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

	(2)	Assignment Agreement for Settlement Agreement – Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant’s Form N-1A Registration Statement on November 26, 1997 and incorporated herein by reference.

	(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

	(4)	Assignment Agreement for Settlement Agreement – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

(c)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A Registration Statement on May 3, 1999 and incorporated herein by reference.

	(2)	Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on February 11, 2016 and incorporated herein by reference.

(i) Schedule A with respect to Indemnification Agreement dated October 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Form N-1A Registration Statement on February 11, 2016 and incorporated herein by reference.

(d)	(1)	Form of Shareholder Servicing Agreement, effective January 1, 2007, between Voya Investors Trust, Voya Partners, Inc., Voya Investments Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,

17

ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company – Filed herein.

(e)	(1)	Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Services (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Investors Trust – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

		(i)	Amended Exhibit A, effective February 9, 2015, to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

		(ii)	Amendment effective as of February 8, 2011 to Transfer Agency Services Agreement – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on April 27, 2011 and incorporated herein by reference.

(f)	(1)	Allocation Agreement dated May 24, 2002 – Fidelity Bond – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

		(i)	Amended Schedule A, dated May 2007 with respect to the Allocation Agreement – Blanket Bond – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

	(2)	Allocation Agreement dated May 24, 2002 – Directors & Officers Liability – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

		(i)	Amended Schedule, dated September 12, 2013 with respect to the Allocation Agreement – Directors and Officers Liability – Filed as an Exhibit to Post-Effective Amendment No. 115 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

	(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

		(i)	Amended Schedule A, dated November 2013 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	(4)	FT Interactive Data Services Agreement effective as of March 1, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement on August 17, 2007 and incorporated herein by reference.

		(i)	Amended Schedule A, dated November 2011 with respect to the FT Fee Allocation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

	(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

		(i)	Amended Schedule A and Schedule B, dated November 2011 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Form N-1A Registration Statement on April 26,

18

2012 and incorporated herein by reference.

	(g)	(1)	Administrative Services Sub-Contract, effective May 1, 2015, between Directed Services LLC and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i) Amended Schedule A dated November 2015 to the Administrative Services Sub-Contract, effective May 1, 2015, between Directed Services LLC and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

		(2)	Administrative Services Sub-Contract, effective May 1, 2015, between Directed Services LLC and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 118 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i) Amended Schedule A dated November 2015 to the Administrative Services Sub-Contract, effective May 1, 2015, between Directed Services LLC and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on April 26, 2016 and incorporated herein by reference.

		(3)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services LLC and Security Life of Denver Insurance Company – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement on July 26, 2005 and incorporated herein by reference.

		(4)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services LLC and Southland Life Insurance Company – Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852.

(14)	Consent of the independent registered public accounting firm – Filed herein.

(15)	Not Applicable.

(16)	Powers of Attorney – Filed herein.

(17)	Not Applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 488 under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 5th day of May, 2016.

Voya Investors Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Todd Modic*	Senior Vice President Chief/Principal Financial Officer	May 5, 2016

Colleen D. Baldwin*	Trustee	May 5, 2016

John V. Boyer*	Trustee	May 5, 2016

Patricia W. Chadwick*	Trustee	May 5, 2016

Peter S. Drotch*	Trustee	May 5, 2016

Martin J. Gavin*	Trustee	May 5, 2016

Russell H. Jones*	Trustee	May 5, 2016

Patrick W. Kenny*	Trustee	May 5, 2016

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	May 5, 2016

Joseph E. Obermeyer*	Trustee	May 5, 2016

Sheryl K. Pressler*	Trustee	May 5, 2016

Christopher P. Sullivan*	Trustee	May 5, 2016

Roger B. Vincent*	Trustee	May 5, 2016

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee - Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(13)(d)(1)

Form of Shareholder Servicing Agreement, effective January 1, 2007, between Voya Investors Trust, Voya Partners, Inc., Voya Investments Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company

(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney